OTHER INFORMATION	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
OTHER INFORMATION	OTHER INFORMATION
a)    Guarantees and Contingencies
In the normal course of business, the company enters into contractual obligations which include commitments to provide bridge financing and letters of credit and guarantees provided in respect of power sales contracts and reinsurance obligations as well as capital expenditure commitments related to contracted project costs assumed as part of recent acquisitions. As at December 31, 2023, the company had $6.2 billion (2022 – $2.8 billion) of such commitments outstanding.
In addition, the company executes agreements that provide for indemnifications and guarantees to third parties in transactions or dealings such as business dispositions, business acquisitions, sales of assets, provision of services, securitization agreements and underwriting and agency agreements. The company has also agreed to indemnify its directors and certain of its officers and employees. The nature of substantially all of the indemnification undertakings prevents the company from making a reasonable estimate of the maximum potential amount the company could be required to pay third parties, as in most cases the agreements do not specify a maximum amount, and the amounts are dependent upon the outcome of future contingent events, the nature and likelihood of which cannot be determined at this time. Neither the company nor its consolidated subsidiaries have made significant payments in the past, nor do they expect at this time to make any significant payments under such indemnification agreements in the future.
The company periodically enters into joint venture, consortium or other arrangements that have contingent liquidity rights in favor of the company or its counterparties. These include buy sell arrangements, registration rights and other customary arrangements. These agreements generally have embedded protective terms that mitigate the risk to us. The amount, timing and likelihood of any payments by the company under these arrangements is, in most cases, dependent on either future contingent events or circumstances applicable to the counterparty and therefore cannot be determined at this time.
The company is contingently liable with respect to litigation and claims that arise in the normal course of business. It is not reasonably possible that any of the ongoing litigation as at December 31, 2023 could result in a material settlement liability.
The company has insurance for damage and business interruption costs sustained as a result of an act of terrorism. The amount of coverage is reviewed on an individual basis and can range up to $4 billion. However, a terrorist act could have a material effect on the company’s assets to the extent damages exceed coverage.
The company, through its subsidiaries within the residential properties operations, is contingently liable for obligations of its associates in its land development joint ventures. In each case, all of the assets of the joint venture are available first for the purpose of satisfying these obligations, with the balance shared among the participants in accordance with predetermined joint venture arrangements.
As discussed in Note 19 Subsidiary Equity Obligations, in 2014, BPY issued $1.8 billion of exchangeable preferred equity units in three $600 million tranches redeemable in 2021, 2024 and 2026, respectively. The preferred equity units were originally exchangeable into equity units of BPY at $25.70 per unit, at the option of the holder, at any time up to and including the maturity date. Following the BPY privatization, the preferred equity units became exchangeable into cash equal to the value of the consideration that would have been received upon the BPY privatization (a combination of cash, BN shares and New LP Preferred Units), based on the value of that consideration on the date of exchange. BPY also has the option of delivering the actual consideration (a combination of cash, BN shares and New LP Preferred Units). Following the BPY privatization, we have agreed with the holder to grant the company the right to purchase all or any portion of the preferred equity units of the holder at maturity, and to grant the holder the right to sell all or any portion of the preferred equity units of the holder at maturity, in each case at a price equal to the issue price for such preferred equity units plus accrued and unpaid distributions. On December 30, 2021, the company acquired the tranche redeemable in 2021 from the holder and exchanged such units for Redemption-Exchange Units. The preferred equity units were subsequently cancelled.
b)    Supplemental Cash Flow Information
During the year, the company capitalized $471 million (2022 – $508 million) of interest primarily to investment properties and residential inventory under development.